Cash and balances with the Central Bank (Tables)	12 Months Ended
Dec. 31, 2022
Cash and balances with the Central Bank.
Schedule of breakdown by type of balances of cash and balances with the Central Bank

	12/31/2021	12/31/2022

Cash	26,361	35,143
Central Bank compulsory deposits	23,978	23,978
Deposits in the Central Bank	12,705	13,623
Accrued interest	29	71
	63,073	72,815